Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	Ultimus Managers Trust
Central Index Key	0001545440
Amendment Flag	false
Document Creation Date	Dec. 04, 2018
Document Effective Date	Dec. 04, 2018
Prospectus Date	Feb. 28, 2018